PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2015
Property, Equipment and Software and Related Accumulated Depreciation and Amortization

Property, equipment and software and related accumulated depreciation and amortization are as follows:

	December 31, 2014	December 31, 2015	December 31, 2015
	RMB	RMB	US$
			(Note 3)
Office buildings	67,881,751	69,276,652	10,694,472
Computer and equipment	123,158,909	118,052,297	18,224,134
Leasehold improvements	12,571,448	11,008,880	1,699,478
Office furniture and fixtures	10,395,482	11,355,064	1,752,920
Motor vehicles	11,092,117	10,889,632	1,681,070
Software	18,175,695	18,424,967	2,844,325
Less: accumulated depreciation and amortization	(206,929,172)	(205,160,974)	(31,671,397)

Net book value	36,346,230	33,846,518	5,225,002